MASSMUTUAL FUNDS
MassMutual Global Floating Rate Fund
MassMutual Global Credit Income Opportunities Fund
MassMutual Emerging Markets Debt Blended Total Return Fund
MassMutual Global Emerging Markets Equity Fund
Supplement dated July 1, 2023 to the
Prospectus dated February 1, 2023
      This supplement provides new and additional information beyond that contained in the Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus, and any previous supplements.
      Effective July 13, 2023, the following information replaces similar information for the MassMutual Global Floating Rate Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund on page 3:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class Y	Class L	Class C
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%	1.00%
Other Expenses(1)	0.28%	0.35%	0.32%	0.31%
Total Annual Fund Operating Expenses	0.93%	1.00%	1.22%	1.96%
Expense Reimbursement	(0.18%)	(0.25%)	(0.22%)	(0.21%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	0.75%	0.75%	1.00%	1.75%

(1)
Other Expenses have been restated to reflect current fees.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings (with the exception of interest and borrowing expenses related to the Fund’s dedicated line of credit), securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.75%, 0.75%, 1.00%, and 1.75% for Classes I, Y, L, and C respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class L shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$77	$269	$488	$1,118
Class Y	$77	$280	$515	$1,190
Class L	$399	$643	$919	$1,704
Class C	$278	$584	$1,028	$2,259

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class L	$399	$643	$919	$1,704
Class C	$178	$584	$1,028	$2,259
      Effective July 13, 2023, the following information replaces similar information for the MassMutual Global Credit Income Opportunities Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund on page 12:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class Y	Class L	Class C
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%	1.00%
Other Expenses(1)	0.42%	0.47%	0.48%	0.45%
Total Annual Fund Operating Expenses	1.17%	1.22%	1.48%	2.20%
Expense Reimbursement	(0.32%)	(0.32%)	(0.32%)	(0.25%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	0.85%	0.90%	1.16%	1.95%

(1)
Other Expenses have been restated to reflect current fees.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings (with the exception of interest and borrowing expenses related to the Fund’s dedicated line of credit), securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.85%, 0.90%, 1.16%, and 1.95% for Classes I, Y, L, and C respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class L shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$87	$323	$597	$1,377
Class Y	$92	$339	$623	$1,434
Class L	$513	$803	$1,131	$2,057
Class C	$298	$652	$1,145	$2,504
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class L	$513	$803	$1,131	$2,057
Class C	$198	$652	$1,145	$2,504

      The following information replaces similar information for MassMutual Global Credit Income Opportunities Fund found under the heading Performance Information in the section titled Investments, Risks, and Performance on page 19:
Average Annual Total Returns
(for the periods ended December 31, 2022)
		One Year	Five Years	Since Inception (09/16/13)
Class I	Return Before Taxes	-9.65%	1.32%	3.20%
	Return After Taxes on Distributions	-12.16%	-1.12%	0.51%
	Return After Taxes on Distributions and sales of Fund Shares	-5.69%	0.03%	1.27%
Class Y	Return Before Taxes	-9.70%	1.31%	3.19%
Class L	Return Before Taxes	-14.33%	0.23%	2.52%
Class C	Return Before Taxes	-11.57%	0.28%	2.16%
Bloomberg Multiverse Index (reflects no deduction for fees, expenses, or taxes)(1)		-16.01%	-1.57%	0.14%
3 Month USD LIBOR +500 bps (reflects no deduction for fees, expenses, or taxes)		7.51%	6.66%	6.22%
FTSE 3 Month US T Bill Index +500 bps (reflects no deduction for fees, expenses, or taxes)(2)		6.50%	6.18%	5.82%

(1)
Going forward, the Fund’s performance benchmark index will be the Bloomberg Multiverse Index rather than the 3 Month USD LIBOR +500 bps because LIBOR expired on June 30, 2023 and the Bloomberg Multiverse Index represents an appropriate broad-based securities market index for the Fund. Going forward, the 3 Month USD LIBOR will be calculated using the Synthetic 3 Month USD LIBOR of CME Term Secured Overnight Financing Rate plus the International Swaps and Derivatives Association/Alternative Reference Rates Committee Spread Adjustment of 26 bps.

(2)
Going forward, the Fund’s performance supplemental index will be the FTSE 3 Month US T Bill Index +500 bps because the FTSE 3 Month US T Bill Index +500 bps closely represents the Fund’s investment strategy.

      Effective July 13, 2023, the following information replaces similar information for the MassMutual Emerging Markets Debt Blended Total Return Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund on page 21:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class Y	Class L	Class C
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%	1.00%
Other Expenses(1)	0.49%	0.55%	0.51%	0.49%
Total Annual Fund Operating Expenses	1.24%	1.30%	1.51%	2.24%
Expense Reimbursement	(0.29%)	(0.35%)	(0.31%)	(0.29%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	0.95%	0.95%	1.20%	1.95%

(1)
Other Expenses have been restated to reflect current fees.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.95%, 0.95%, 1.20%, and 1.95% for Classes I, Y, L, and C respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class L shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$112	$379	$667	$1,487
Class Y	$115	$395	$696	$1,552
Class L	$532	$844	$1,177	$2,117
Class C	$313	$686	$1,187	$2,564
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class L	$532	$844	$1,177	$2,117
Class C	$213	$686	$1,187	$2,564
      Effective July 13, 2023, the following information replaces similar information for the MassMutual Global Emerging Markets Equity Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund on page 30:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class Y	Class L	Class C
Management Fees	0.90%	0.90%	0.90%	0.90%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%	1.00%
Other Expenses(1)	1.81%	1.84%	1.83%	1.81%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses(2)	2.73%	2.76%	3.00%	3.73%
Expense Reimbursement	(1.81%)	(1.84%)	(1.83%)	(1.81%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	0.92%	0.92%	1.17%	1.92%

(1)
Other Expenses have been restated to reflect current fees.

(2)
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.90%, 0.90%, 1.15%, and 1.90% for Classes I, Y, L, and C respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class L shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$185	$762	$1,364	$2,995
Class Y	$187	$769	$1,378	$3,023
Class L	$603	$1,208	$1,837	$3,523
Class C	$386	$1,058	$1,849	$3,918
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class L	$603	$1,208	$1,837	$3,523
Class C	$286	$1,058	$1,849	$3,918
The following information supplements similar information found in the section titled Index Descriptions on page 83:
The Bloomberg Multiverse Index measures the performance of bonds in global fixed-income bond market. It represents the union of the Global Aggregate Index and the Global High-Yield Index and captures investment grade and high yield securities in all eligible currencies. The Index does not reflect any deduction for fees, expenses, or taxes and cannot be purchased directly by investors.
The FTSE 3 Month US T Bill Index measures the performance of the last three three-month Treasury bill month-end rates. The Index does not reflect any deduction for fees, expenses, or taxes and cannot be purchased directly by investors.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3000M (ADV)-23-02

MASSMUTUAL FUNDS
MassMutual Global Floating Rate Fund
MassMutual Global Credit Income Opportunities Fund
MassMutual Emerging Markets Debt Blended Total Return Fund
MassMutual Global Emerging Markets Equity Fund
Supplement dated July 1, 2023 to the
Statement of Additional Information dated February 1, 2023
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective July 1, 2023, Michael R. Fanning has resigned his position as an Interested Trustee pending his upcoming retirement from Massachusetts Mutual Life Insurance Company and his information on pages B-51 and B-54 under the headings Interested Trustees and Additional Information About the Trustees, respectively, in the section titled Management of the Trust is hereby deleted.
Effective July 1, 2023, the following information supplements the information found on page B-51 under the heading Interested Trustees in the section titled Management of the Trust:
Paul LaPiana2 1295 State Street Springfield, MA 01111-0001 Year of birth: 1969 Trustee of the Trust since 2023 Trustee of 110 portfolios in fund complex	Trustee of the Trust
Director (since 2023), President (2021-2023), MML Advisers; Head of Brand, Product, and Affiliated Distribution (since 2023), Head of MassMutual U.S. Product (2019-2023), Head of Field Management (2016-2019), MassMutual; Trustee (since 2023), President (2021-2023), MassMutual Select Funds (open-end investment company); Trustee (since 2023), President (2021-2023), MassMutual Premier Funds (open-end investment company); Trustee (since 2023), President (2021-2023), MassMutual Advantage Funds (open-end investment company); Trustee (since 2023), President (2021-2023), MML Series Investment Fund (open-end investment company); Trustee (since 2023), President (2021-2023), MML Series Investment Fund II (open-end investment company).
2Mr. LaPiana is an “Interested Person,” as that term is defined in the 1940 Act, as an employee of MassMutual.
Effective July 1, 2023, the following information replaces similar information found on page B-52 under the heading Principal Officers in the section titled Management of the Trust:
Andrea Anastasio 1295 State Street Springfield, MA 01111-0001 Year of birth: 1974 Officer of the Trust since 2021 Officer of 110 portfolios in fund complex	President of the Trust
President (since 2023), Vice President (2021-2023), MML Advisers; Head of Investment Management Solutions (since 2021), MassMutual; Head of Investment Strategy and Research, North America (2019-2021), Head of Investment Product Management (2016-2019), State Street Global Advisors; President (since 2023), Vice President (2021-2023), MassMutual Select Funds (open-end investment company); President (since 2023), Vice President (2021-2023), MassMutual Premier Funds (open-end investment company); President (since 2023), Vice President (2021-2023), MassMutual Advantage Funds (open-end investment company); President (since 2023), Vice President (2021-2023), MML Series Investment Fund (open-end investment company); President (since 2023), Vice President (2021-2023), MML Series Investment Fund II (open-end investment company).

Effective July 1, 2023, the information for Paul LaPiana on page B-53 under the heading Principal Officers in the section titled Management of the Trust is hereby deleted.
Effective July 1, 2023, the following information supplements the information found on pages B-54 and B-55 under the heading Additional Information About the Trustees in the section titled Management of the Trust:
Paul LaPiana — As an executive of insurance and financial services companies with over 20 years’ experience, Mr. LaPiana has experience with financial, regulatory, and operational issues. Mr. LaPiana holds a BS in Finance from San Diego University and is a Certified Financial Planner™ professional.
The following information replaces similar information found on page B-58 under the heading Share Ownership of Trustees and Officers of the Trust in the section titled Management of the Trust:
The table below sets forth information regarding the Trustees’ beneficial ownership of Fund shares, based on the value of such shares as of December 31, 2022.
Name of Trustee	The Dollar Range of Equity Securities Beneficially Owned in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Allan W. Blair	None	Over $100,000
Nabil N. El-Hage	None	None
Maria D. Furman	None	None
R. Bradford Malt	None	None
C. Ann Merrifield	None	None
Cynthia R. Plouché	None	None
Jason J. Price	None	None
Susan B. Sweeney	None	None
Interested Trustees
Michael R. Fanning	None	None
Clifford M. Noreen	None	$10,001-$50,000
Effective July 1, 2023, the following information replaces the first paragraph under the heading Trustee Compensation found on page B-58 in the section titled Management of the Trust:
Effective July 1, 2023 the Trust, on behalf of each Fund, pays each of its Trustees who is not an officer or employee of MassMutual a fee of $3,850 per quarter plus a fee of $560 per in-person meeting attended plus a fee of $560 for the annual Contract Committee meeting. The Chairperson of the Board is paid an additional 40% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairpersons of each of the Audit Committee and the Contract Committee are paid an additional 10% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairperson of the Nominating and Governance Committee is paid an additional 7% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. Such Trustees who serve on the Audit Committee, including the Chairperson, are paid an additional 4% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. No additional fees are paid for attending any other committee meetings or any special telephonic meetings. In addition, the Trust reimburses out-of-pocket business travel expenses to such Trustees. Trustees who are officers or employees of MassMutual receive no fees from the Trust.
From January 1, 2023 through June 30, 2023 the Trust, on behalf of each Fund, pays each of its Trustees who is not an officer or employee of MassMutual a fee of $3,850 per quarter plus a fee of $560 per in-person meeting attended plus a fee of $560 for the annual Contract Committee meeting. The Chairperson of the Board is paid an additional 40% of the quarterly fee, the in-person meeting fee, and the Contract

Committee meeting fee. The Chairpersons of each of the Audit Committee and the Contract Committee are paid an additional 10% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairperson of the Nominating and Governance Committee is paid an additional 7% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. Such Trustees who serve on the Audit Committee, other than the Chairperson, are paid an additional 4% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. No additional fees are paid for attending any other committee meetings or any special telephonic meetings. In addition, the Trust reimburses out-of-pocket business travel expenses to such Trustees. Trustees who are officers or employees of MassMutual receive no fees from the Trust.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3000M (ADV)-23-02